UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-9617

Name of Fund:  Merrill Lynch Strategy Series, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Strategy Series, Inc., 800 Scudders Mill Road,
   Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Merrill Lynch
Strategy Series, Inc.


Semi-Annual Report
June 30, 2004



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.



Merrill Lynch Strategy Series, Inc.
Box 9011
Princeton, NJ
08543-9011



(GO PAPERLESS LOGO)
It's Fast, Convenient, & Timely!
To sign up today, go to www.icsdelivery.com/live.



Merrill Lynch Strategy Series, Inc.



Officers and Directors


Terry K. Glenn, President and Director
Donald W. Burton, Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
David H. Walsh, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Philip J. Green, Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary



Custodian
J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



A Letter From the President


Dear Shareholder

As we ended the current period, all eyes were on the Federal Reserve Board (the Fed). In a much-anticipated move, the Fed raised the Federal Funds rate on June 30 for the first time in four years, bringing the target rate to 1.25%, up from a 45-year low of 1%. The 25 basis point (.25%) increase was the first, but is not expected to be the last, this year as the Fed moves to "normalize" interest rates in the face of increasing inflation. The Fed has reiterated its intention to take a "measured" approach to interest rate increases in an effort to avoid upsetting the economy or the financial markets. Still, in its very deliberate wording, the Fed has stated that it may move more aggressively if inflation and economic growth indicate the need.

In any case, interest rates are likely to remain low by historical standards for some time, particularly if the Fed does maintain its commitment to a gradual tightening. To provide some perspective, the Federal Funds rate was at 6.5% before the current easing cycle began in 2001 and had reached double-digits in the late 1970s and early 1980s.

Although rising interest rates generally cause concern for equity investors, the markets continue to find support in impressive corporate earnings and a strong economy. Equity markets produced positive results for the most recent six-month and 12-month reporting periods. As measured by the Standard & Poor's 500 Index, the U.S. stock market returned +3.44% for the six-month period and +19.11% for the 12-month period ended June 30, 2004.

June month-end also brought the transfer of power in Iraq. Like the Fed tightening, this was a pivotal event. However, the outcome and the market repercussions are less easy to predict. We do know that markets will always fluctuate and that there are many uncertainties - including the possibility of geopolitical events - that can translate into negative market movements. Still, the U.S. economy is much stronger today than it was just one year ago. With this in mind, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Importantly, you should consult with your financial advisor, who can help you assess the market and economic environment and then develop a strategy most suitable for your circumstances and financial goals.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



A Discussion With Your Fund's Portfolio Manager


During the past six months, we maintained our focus on small cap and international stocks, and generally achieved performance similar to our benchmark indexes.


How did the portfolios perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2004, Merrill Lynch Strategy Growth and Income Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +1.81%, +1.48%, +1.48%, +2.05% and +1.82%, respectively. The Fund's weighted benchmark, which consists of 55% of the Standard & Poor's (S&P) Super Composite 1500 Index and 45% of the Lehman Brothers Aggregate Bond Index, returned +2.22% for the same period.

Merrill Lynch Strategy Long-Term Growth Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +2.63%, +2.27%, +2.28%, +2.75% and +2.99%, respectively, for the six-month period. This compared to a return of +2.97% for the Fund's weighted benchmark, which consists of 75% of the S&P Super Composite 1500 Index and 25% of the Lehman Brothers Aggregate Bond Index, for the same period.

Merrill Lynch Strategy All-Equity Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +3.22%, +2.78%, +2.78%, +3.32% and +3.28%, respectively, for the six-month period. The Fund's benchmark, the S&P 500 Index, returned +3.44% for the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 10 of this report to shareholders.)

The markets experienced some volatility during the first half of 2004, interspersed with bright spots. The market uncertainty was fueled by geopolitical factors, rising oil prices and mixed though slowly improving economic data in the United States. The Federal Reserve Board's (Fed) .25% increase in the benchmark interest rate on June 30 was smaller than many Fed-watchers expected, and equity markets rose moderately on the news.

For the six-month period ended June 30, 2004, the Russell 2000 Index (a widely recognized measure of small cap market performance) returned +6.76%. The S&P 500 Index (a measure of the large cap market) returned a more modest +3.44% and the Nasdaq Composite Index (which is heavily weighted in technology stocks) posted a return of +2.22%. Global equity markets, though mostly positive, proved largely unimpressive during the period. The Morgan Stanley Capital International World Index, which measures the performance of equity markets in 23 developed countries worldwide, recorded a six-month return of +3.52% in U.S. dollar terms.

In all three portfolios, our primary strategy has continued to emphasize smaller-capitalization stocks and international stocks. We believe the U.S. and global economies are in the midst of a cyclical recovery, and that higher-beta ("riskier") equities, such as small cap stocks and non-U.S. stocks, are positioned to do well in such an environment. Also, in Merrill Lynch Strategy Long-Term Growth Fund and Merrill Lynch Strategy Growth and Income Fund, we maintained an above-average allocation to stocks compared to bonds during the period.


What changes were made to the portfolios during the period?

During the past six months, we made no significant changes to the portfolios. We believe the overall positions that were in place at the beginning of 2004 remain the best choices for the near-term U.S. and international market environments.

As always, we continue to closely monitor all of our positions, and will take appropriate action as market conditions warrant. If, for example, we observe a peak in earnings growth and it appears a slowdown in corporate earnings is imminent, we would likely shift out of our small cap overweight. This is because small cap stocks are not likely to perform well in such an environment.



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



How would you characterize the portfolios' positioning at the close of the period?

As indicated earlier, our current focus is to maintain our overweight positions in U.S. small cap stocks versus large cap stocks and in international stocks versus U.S. stocks.

In general, small cap stocks tend to be more sensitive to the business cycle than larger cap stocks. When the economy is slowing down or in a recession, such as we experienced in the late 1990s and the early part of this decade, small cap stocks tend to underperform large caps. Conversely, when the economy is growing or recovering, such as we experienced in 2003, small cap stocks tend to outperform large caps. Based on our belief that the U.S. economy continues to be poised for growth, we continue to favor small cap stocks.

International markets tend to have business cycles that are similar, and to some degree linked, to those of the United States. In general, the continental European and Japanese economies tend to lag the U.S. economic cycle by six months to one year. The U.S. economy has been strong for several quarters, we have seen some significant expansion in corporate earnings, and we are just beginning to enter a period of rising interest rates. We believe continental Europe is in an expansionary phase similar to that which the United States experienced over the past year, and may be entering a period of rising earnings. Such an environment would be favorable for European equities. We see a similar situation is Japan. The Japanese economy has experienced a relatively long period of negative or slow economic growth and deflation, and our belief is that Japan is well positioned for a turnaround.

In addition to our outlook for improving economic conditions in Europe and Japan, we believe equity valuations in those markets provide a strong argument for a continued overweight. In Japan, current valuations are attractive compared to where they have been in the past, and in Europe, equity valuations appear more compelling than they do in the United States.

Another factor contributing to our international overweight is our negative medium- and long-term view on the U.S. dollar. We believe the large U.S. current account deficit will result in some downward pressure on the dollar and that international currencies may offer better value. We do not hedge our international positions back to the U.S. dollar; therefore, when we invest internationally, we are also taking active positions in foreign currencies.

Merrill Lynch Strategy Long-Term Growth Fund and Merrill Lynch Strategy Growth and Income Fund currently have an overweight position in stocks versus bonds. We believe the Federal Reserve Board is likely to continue increasing interest rates over the remainder of 2004 and into 2005. Even though fixed income markets have already priced in a number of rate hikes, we believe such an environment will hamper bond performance. As a result, we have maintained our underweight position in bonds in favor of stocks. The continued strength of the U.S. economy makes it likely, in our view, that stocks are a better investment choice, and we remain optimistic about the prospects for equity markets.


Philip J. Green
Vice President and Portfolio Manager


July 19, 2004



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Performance Data


About Fund Performance


Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

* Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Performance Data (continued)

Recent Performance Results*
                                                                                   Since
                                                                   6-Month        12-Month      Inception
As of June 30, 2004                                              Total Return   Total Return   Total Return
ML Strategy Series, Inc. Growth and Income Fund Class A Shares       +1.81%        +11.44%        - 2.64%
ML Strategy Series, Inc. Growth and Income Fund Class B Shares       +1.48         +10.64         - 5.60
ML Strategy Series, Inc. Growth and Income Fund Class C Shares       +1.48         +10.62         - 5.78
ML Strategy Series, Inc. Growth and Income Fund Class I Shares       +2.05         +11.83         - 1.76
ML Strategy Series, Inc. Growth and Income Fund Class R Shares       +1.82           --           + 7.65
ML Strategy Series, Inc. Long-Term Growth Fund Class A Shares        +2.63         +16.30         -11.11
ML Strategy Series, Inc. Long-Term Growth Fund Class B Shares        +2.27         +15.47         -13.86
ML Strategy Series, Inc. Long-Term Growth Fund Class C Shares        +2.28         +15.42         -13.85
ML Strategy Series, Inc. Long-Term Growth Fund Class I Shares        +2.75         +16.64         -10.22
ML Strategy Series, Inc. Long-Term Growth Fund Class R Shares        +2.99           --           +10.27
ML Strategy Series, Inc. All-Equity Fund Class A Shares              +3.22         +20.81         -19.90
ML Strategy Series, Inc. All-Equity Fund Class B Shares              +2.78         +19.75         -22.40
ML Strategy Series, Inc. All-Equity Fund Class C Shares              +2.78         +19.75         -22.40
ML Strategy Series, Inc. All-Equity Fund Class I Shares              +3.32         +21.11         -19.10
ML Strategy Series, Inc. All-Equity Fund Class R Shares              +3.28           --           +11.95

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's since inception dates are from 6/02/00 for Class A, Class B, Class C and Class I Shares and from 10/10/03 for Class R
Shares.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Performance Data (continued)
Growth and Income Fund


Average Annual Total Return


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 6/30/04                  +11.44%           +5.59%
Inception (6/02/00) through
6/30/04                                 - 0.65            -1.96

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class B Shares*

One Year Ended 6/30/04                  +10.64%           +6.64%
Inception (6/02/00) through
6/30/04                                 - 1.40            -1.86

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**Assuming payment of applicable contingent deferred sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 6/30/04                  +10.62%           +9.62%
Inception (6/02/00) through
6/30/04                                 - 1.45            -1.45

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**Assuming payment of applicable contingent deferred sales charge.


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 6/30/04                  +11.83%           +5.96%
Inception (6/02/00) through
6/30/04                                 - 0.43            -1.74

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Performance Data (continued)
Long-Term Growth Fund


Average Annual Total Return


                                   Return Without      Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 6/30/04                  +16.30%          +10.19%
Inception (6/02/00) through
6/30/04                                 - 2.85           - 4.12

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class B Shares*

One Year Ended 6/30/04                  +15.47%          +11.47%
Inception (6/02/00) through
6/30/04                                 - 3.59           - 4.07

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**Assuming payment of applicable contingent deferred sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 6/30/04                  +15.42%          +14.42%
Inception (6/02/00) through
6/30/04                                 - 3.59           - 3.59

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**Assuming payment of applicable contingent deferred sales charge.


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 6/30/04                  +16.64%          +10.52%
Inception (6/02/00) through
6/30/04                                 - 2.61           - 3.89

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Performance Data (concluded)
All-Equity Fund


Average Annual Total Return


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 6/30/04                  +20.81%          +14.47%
Inception (6/02/00) through
6/30/04                                 - 5.30           - 6.54

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class B Shares*

One Year Ended 6/30/04                  +19.75%          +15.75%
Inception (6/02/00) through
6/30/04                                 - 6.03           - 6.50

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**Assuming payment of applicable contingent deferred sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 6/30/04                  +19.75%          +18.75%
Inception (6/02/00) through
6/30/04                                 - 6.03           - 6.03

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**Assuming payment of applicable contingent deferred sales charge.


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 6/30/04                  +21.11%          +14.75%
Inception (6/02/00) through
6/30/04                                 - 5.07           - 6.31

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



Aggregate Total Return


Merrill Lynch Strategy
Growth and Income Fund                                    Return

Class R Shares

Inception (10/10/03)
through 6/30/04                                          + 7.65%



Merrill Lynch Strategy
Long-Term Growth Fund                                     Return

Class R Shares

Inception (10/10/03)
through 6/30/04                                          +10.27%



Merrill Lynch Strategy
All-Equity Fund                                           Return

Class R Shares

Inception (10/10/03)
through 6/30/04                                          +11.95%



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Schedule of Investments                                                                              Growth and Income Fund
                                                                                                                Value
                              Investments                                                                 (in U.S. dollars)
Underlying Equity             Master International Index Series*                                             $    2,356,612
Funds--64.1%                  Master Mid Cap Index Series*                                                        2,891,057
                              Master S&P 500 Index Series*                                                       23,241,648
                              Master Small Cap Index Series*                                                      1,524,855

                              Total Investments in Underlying Equity Funds
                              (Cost--$30,896,279)                                                                30,014,172


Underlying Fixed Income       Master Aggregate Bond Index Series*                                                16,465,080
Funds--35.2%

                              Total Investments in Underlying Fixed Income Funds
                              (Cost--$15,526,244)                                                                16,465,080


Short-Term                    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I*                              297,443
Investments--0.6%

                              Total Investments in Short-Term Securities
                              (Cost--$297,443)                                                                      297,443

Total Investments (Cost--$46,719,966)--99.9%                                                                     46,776,695
Other Assets Less Liabilities--0.1%                                                                                  23,856
                                                                                                             --------------
Net Assets--100.0%                                                                                           $   46,800,551
                                                                                                             ==============

*Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                  Realized            Net
                                                                                     Gains     Investment
Affiliate                                      Contributions    Withdrawals       (Losses)         Income
Master Aggregate Bond Index Series                        --             --     $  (4,279)     $  344,939
Master International Index Series                         --    $   500,000     $   17,667     $   37,438
Master Mid Cap Index Series                               --             --     $   64,475     $   14,812
Master S&P 500 Index Series                     $    500,000    $ 1,100,000     $  (9,642)     $  186,922
Master Small Cap Index Series                             --             --     $   59,346     $    6,024
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                                    --    $   567,927**           --     $    2,728



**Represents net withdrawals.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Schedule of Investments (continued)                                                                   Long-Term Growth Fund
                                                                                                                Value
                              Investments                                                                 (in U.S. dollars)
Underlying Equity             Master International Index Series*                                             $    4,390,559
Funds--83.9%                  Master Mid Cap Index Series*                                                        6,432,765
                              Master S&P 500 Index Series*                                                       50,053,511
                              Master Small Cap Index Series*                                                      3,548,034

                              Total Investments in Underlying Equity Funds
                              (Cost--$59,590,173)                                                                64,424,869


Underlying Fixed Income       Master Aggregate Bond Index Series*                                                10,684,977
Funds--13.9%

                              Total Investments in Underlying Fixed Income Funds
                              (Cost--$10,368,768)                                                                10,684,977


Short-Term                    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I*                            1,627,199
Investments--2.1%

                              Total Investments in Short-Term Securities
                              (Cost--$1,627,199)                                                                  1,627,199

Total Investments (Cost--$71,586,140)--99.9%                                                                     76,737,045
Other Assets Less Liabilities--0.1%                                                                                  68,357
                                                                                                             --------------
Net Assets--100.0%                                                                                           $   76,805,402
                                                                                                             ==============

*Investments in companies considered to be an affiliate of the
Corporation (such companies are defined as "Affiliated Companies" in
Section 2(a)(3) of the Investment Company Act of 1940) are as
follows:
                                                                                  Realized            Net
                                                                                     Gains     Investment
Affiliate                                      Contributions    Withdrawals       (Losses)         Income
Master Aggregate Bond Index Series                        --             --     $  (2,600)     $  222,284
Master International Index Series                         --    $ 2,000,000     $   36,851     $   70,556
Master Mid Cap Index Series                               --             --     $  143,458     $   32,957
Master S&P 500 Index Series                     $  3,000,000             --     $ (23,356)     $  385,346
Master Small Cap Index Series                             --             --     $  138,087     $   14,021
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                                    --    $   930,987**           --     $   14,040


**Represents net withdrawals.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Schedule of Investments (concluded)                                                                         All-Equity Fund
                                                                                                                Value
                              Investments                                                                 (in U.S. dollars)
Underlying Equity             Master International Index Series*                                             $    2,652,009
Funds--100.1%                 Master Mid Cap Index Series*                                                        5,719,208
                              Master S&P 500 Index Series*++                                                     40,800,230
                              Master Small Cap Index Series*                                                      2,941,175

Total Investments (Cost--$48,643,881)--100.1%                                                                    52,112,622
Liabilities in Excess of Other Assets--(0.1%)                                                                      (46,163)
                                                                                                             --------------
Net Assets--100.0%                                                                                           $   52,066,459
                                                                                                             ==============

*Investments in companies considered to be an affiliate of the
Corporation (such companies are defined as "Affiliated Companies" in
Section 2(a)(3) of the Investment Company Act of 1940) are as
follows:
                                                                                  Realized            Net
                                                                                     Gains     Investment
Affiliate                                      Contributions    Withdrawals       (Losses)         Income
Master International Index Series                         --   $  3,000,000     $   28,862     $   43,973
Master Mid Cap Index Series                               --             --     $  127,543     $   29,302
Master S&P 500 Index Series                     $  3,000,000   $  1,600,000     $ (17,754)     $  318,368
Master Small Cap Index Series                             --             --     $  114,467     $   11,621
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                                    --             --             --     $      273


++Enclosed with this report to shareholders is the complete schedule of investments and financial statements for this underlying investment.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Statements of Assets and Liabilities
                                                                          Growth and         Long-Term
                                                                            Income             Growth           All-Equity
As of June 30, 2004                                                          Fund               Fund               Fund
Assets

           Investments in affiliated securities, at value*             $    46,776,695    $    76,737,045   $    52,112,622
           Receivables:
               Capital shares sold                                              56,752            189,284            82,395
               Interest from affiliates                                             70              1,802                67
           Prepaid expenses and other assets                                    48,199             34,026            28,277
                                                                       ---------------    ---------------   ---------------
           Total assets                                                     46,881,716         76,962,157        52,223,361
                                                                       ---------------    ---------------   ---------------

Liabilities

           Payables:
               Capital shares redeemed                                          29,831            102,659            36,146
               Distributor                                                      28,820             31,495            29,557
               Custodian bank                                                       --                 --            72,737
               Other affiliates                                                 19,332             17,380            14,920
               Administrative fees                                               2,227              3,655             2,479
               Investment adviser                                                  955              1,566             1,063
                                                                       ---------------    ---------------   ---------------
           Total liabilities                                                    81,165            156,755           156,902
                                                                       ---------------    ---------------   ---------------

Net Assets

           Net assets                                                  $    46,800,551    $    76,805,402   $    52,066,459
                                                                       ===============    ===============   ===============

Net Assets Consist of

           Class A Common Stock, $.0001 par value++                    $            16    $            25   $            13
           Class B Common Stock, $.0001 par value++++                              148                134               178
           Class C Common Stock, $.0001 par value++++++                            205                271               243
           Class I Common Stock, $.0001 par value++++++++                          152                467               226
           Class R Common Stock, $.0001 par value++++++++++                          3              --+++                 1
           Paid-in capital in excess of par                                 60,256,729         83,708,124        70,256,230
                                                                       ---------------    ---------------   ---------------
           Undistributed (accumulated) investment income (loss)--net           115,755            209,726          (68,063)
           Accumulated realized capital losses on investments--net        (13,629,186)       (12,264,250)      (21,591,110)
           Unrealized appreciation on investments--net                          56,729          5,150,905         3,468,741
                                                                       ---------------    ---------------   ---------------
           Total accumulated losses--net                                  (13,456,702)        (6,903,619)      (18,190,432)
                                                                       ---------------    ---------------   ---------------
           Net Assets                                                  $    46,800,551    $    76,805,402   $    52,066,459
                                                                       ===============    ===============   ===============


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Statements of Assets and Liabilities (concluded)
                                                                          Growth and         Long-Term
                                                                            Income             Growth           All-Equity
As of June 30, 2004                                                          Fund               Fund               Fund
Net Asset Value

           Class A:
               Net assets                                              $     1,423,780    $     2,197,018   $     1,051,723
                                                                       ===============    ===============   ===============
               Shares outstanding                                              158,486            256,019           131,246
                                                                       ===============    ===============   ===============
               Net asset value                                         $          8.98    $          8.58   $          8.01
                                                                       ===============    ===============   ===============
           Class B:
               Net assets                                              $    13,195,962    $    11,425,211   $    13,820,077
                                                                       ===============    ===============   ===============
               Shares outstanding                                            1,479,659          1,336,129         1,780,565
                                                                       ===============    ===============   ===============
               Net asset value                                         $          8.92    $          8.55   $          7.76
                                                                       ===============    ===============   ===============
           Class C:
               Net assets                                              $    18,249,696    $    23,114,348   $    18,835,513
                                                                       ===============    ===============   ===============
               Shares outstanding                                            2,048,073          2,710,267         2,427,568
                                                                       ===============    ===============   ===============
               Net asset value                                         $          8.91    $          8.53   $          7.76
                                                                       ===============    ===============   ===============
           Class I:
               Net assets                                              $    13,690,739    $    40,068,715   $    18,282,741
                                                                       ===============    ===============   ===============
               Shares outstanding                                            1,524,933          4,665,389         2,259,984
                                                                       ===============    ===============   ===============
               Net asset value                                         $          8.98    $          8.59   $          8.09
                                                                       ===============    ===============   ===============
           Class R:
               Net assets                                              $       240,374    $        110.10   $        76,405
                                                                       ===============    ===============   ===============
               Shares outstanding                                               26,909             12.806             9,712
                                                                       ===============    ===============   ===============
               Net asset value                                         $          8.93    $          8.60   $          7.87
                                                                       ===============    ===============   ===============
                    * Identified cost                                  $    46,719,966    $    71,586,140   $    48,643,881
                                                                       ===============    ===============   ===============
                   ++ Authorized shares--Class A                           166,666,667        166,666,667       166,666,667
                                                                       ===============    ===============   ===============
                 ++++ Authorized shares--Class B                           166,666,667        166,666,667       166,666,666
                                                                       ===============    ===============   ===============
               ++++++ Authorized shares--Class C                           166,666,667        166,666,667       166,666,667
                                                                       ===============    ===============   ===============
             ++++++++ Authorized shares--Class I                           166,666,666        166,666,666       166,666,666
                                                                       ===============    ===============   ===============
           ++++++++++ Authorized shares--Class R                           166,666,667        166,666,666       166,666,667
                                                                       ===============    ===============   ===============

                  +++ Amount is less than $1.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Statements of Operations
                                                                          Growth and         Long-Term
                                                                            Income             Growth           All-Equity
For the Six Months Ended June 30, 2004                                       Fund               Fund               Fund
Investment Income

           Net investment income allocated from Underlying Funds       $       590,135    $       725,164   $       403,264
           Interest from short-term investments                                 2,728*            14,040*              273*
                                                                       ---------------    ---------------   ---------------
           Total income and net investment income allocated from
           Underlying Funds                                                    592,863            739,204           403,537
                                                                       ---------------    ---------------   ---------------

Expenses

           Account maintenance and distribution fees--Class C                   98,189            116,580            96,706
           Administrative fees                                                  82,698            133,563            90,158
           Account maintenance and distribution fees--Class B                   65,102             55,281            70,747
           Investment advisory fees                                             35,442             57,241            38,639
           Registration fees                                                    29,271             30,815            31,568
           Accounting services                                                  28,524             30,745            30,638
           Transfer agent fees--Class C                                         19,021             16,422            17,413
           Transfer agent fees--Class I                                         11,717             24,080            13,238
           Professional fees                                                    12,560             14,998            14,865
           Printing and shareholder reports                                     10,149             17,386            11,952
           Transfer agent fees--Class B                                         13,525              7,780            12,238
           Custodian fees                                                        8,053              8,287             6,861
           Directors' fees and expenses                                          2,671              4,428             3,063
           Account maintenance fees--Class A                                     1,899              2,345               944
           Transfer agent fees--Class A                                          1,353              1,134               581
           Account maintenance and distribution fees--Class R                      254                 --                84
           Transfer agent fees--Class R                                            104                 --                27
           Other                                                                11,927             12,981            12,394
                                                                       ---------------    ---------------   ---------------
           Total expenses                                                      432,459            534,066           452,116
                                                                       ---------------    ---------------   ---------------
           Investment income (loss)--net                                       160,404            205,138          (48,579)
                                                                       ---------------    ---------------   ---------------

Realized & Unrealized Gain on Investments--Net

           Realized gain allocated from Underlying Funds--net                  127,567            292,440           253,118
           Change in unrealized appreciation/depreciation allocated
           from Underlying Funds--net                                          468,399          1,432,931         1,333,113
                                                                       ---------------    ---------------   ---------------
           Total realized and unrealized gain allocated from
           Underlying Funds--net                                               595,966          1,725,371         1,586,231
                                                                       ---------------    ---------------   ---------------
           Net Increase in Net Assets Resulting from Operations        $       756,370    $     1,930,509   $     1,537,652
                                                                       ===============    ===============   ===============

                    * Interest from affiliates.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Statements of Changes in Net Assets                                                                  Growth and Income Fund

                                                                                               For the
                                                                                              Six Months         For the
                                                                                                Ended           Year Ended
                                                                                               June 30,        December 31,
Increase (Decrease) in Net Assets:                                                               2004              2003
Operations

           Investment income--net                                                         $       160,404   $       358,129
           Realized gain (loss) allocated from Underlying Funds--net                              127,567       (2,095,146)
           Change in unrealized appreciation/depreciation allocated from Underlying
           Funds--net                                                                             468,399         8,428,725
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                   756,370         6,691,708
                                                                                          ---------------   ---------------

Dividends to Shareholders

           Investment income--net:
               Class A                                                                                 --          (19,062)
               Class B                                                                                 --          (73,919)
               Class C                                                                                 --         (113,609)
               Class I                                                                                 --         (176,755)
               Class R                                                                                 --               (1)
                                                                                          ---------------   ---------------
           Net decrease in net assets resulting from dividends to shareholders                         --         (383,346)
                                                                                          ---------------   ---------------

Capital Share Transactions

           Net increase (decrease) in net assets derived from capital share
           transactions                                                                       (1,210,766)         2,492,999
                                                                                          ---------------   ---------------

Net Assets

           Total increase (decrease) in net assets                                              (454,396)         8,801,361
           Beginning of period                                                                 47,254,947        38,453,586
                                                                                          ---------------   ---------------
           End of period*                                                                 $    46,800,551   $    47,254,947
                                                                                          ===============   ===============
                    * Undistributed (accumulated distributions in excess of)
                      investment income--net                                              $       115,755   $      (44,649)
                                                                                          ===============   ===============

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Statements of Changes in Net Assets (continued)                                                       Long-Term Growth Fund
                                                                                               For the
                                                                                              Six Months         For the
                                                                                                Ended           Year Ended
                                                                                               June 30,        December 31,
Increase (Decrease) in Net Assets:                                                               2004              2003
Operations

           Investment income--net                                                         $       205,138   $       485,794
           Realized gain (loss) allocated from Underlying Funds--net                              292,440         (231,444)
           Change in unrealized appreciation allocated from Underlying Funds--net               1,432,931        13,766,193
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                 1,930,509        14,020,543
                                                                                          ---------------   ---------------

Dividends to Shareholders

           Investment income--net:
               Class A                                                                                 --          (11,939)
               Class B                                                                                 --          (21,848)
               Class C                                                                                 --          (58,146)
               Class I                                                                                 --         (448,075)
               Class R                                                                                 --               (1)
                                                                                          ---------------   ---------------
           Net decrease in net assets resulting from dividends to shareholders                         --         (540,009)
                                                                                          ---------------   ---------------

Capital Share Transactions

           Net increase (decrease) in net assets derived from capital share
           transactions                                                                         (666,442)         1,602,201
                                                                                          ---------------   ---------------

Net Assets

           Total increase in net assets                                                         1,264,067        15,082,735
           Beginning of period                                                                 75,541,335        60,458,600
                                                                                          ---------------   ---------------
           End of period*                                                                 $    76,805,402   $    75,541,335
                                                                                          ===============   ===============
                    * Undistributed investment income--net                                $       209,726   $         4,588
                                                                                          ===============   ===============

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Statements of Changes in Net Assets (concluded)                                                             All-Equity Fund
                                                                                               For the
                                                                                              Six Months         For the
                                                                                                Ended           Year Ended
                                                                                               June 30,        December 31,
Increase (Decrease) in Net Assets:                                                               2004              2003
Operations

           Investment loss--net                                                           $      (48,579)   $      (85,802)
           Realized gain (loss) allocated from Underlying Funds--net                              253,118         (724,318)
           Change in unrealized depreciation allocated from Underlying Funds--net               1,333,113        12,841,553
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                 1,537,652        12,031,433
                                                                                          ---------------   ---------------

Capital Share Transactions

           Net decrease in net assets derived from capital share transactions                 (1,036,194)       (4,800,562)
                                                                                          ---------------   ---------------

Net Assets

           Total increase in net assets                                                           501,458         7,230,871
           Beginning of period                                                                 51,565,001        44,334,130
                                                                                          ---------------   ---------------
           End of period*                                                                 $    52,066,459   $    51,565,001
                                                                                          ===============   ===============
                    * Accumulated investment loss--net                                    $      (68,063)   $      (19,484)
                                                                                          ===============   ===============
                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights                                                                                 Growth and Income Fund
                                                                                      Class A
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,    For the Year Ended December 31,***      December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001     2000***
Per Share Operating Performance

           Net asset value, beginning of period        $       8.82  $       7.60  $       8.71  $       9.33  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment income--net                          .05+++++      .11+++++      .16+++++      .21+++++           .10
           Realized and unrealized gain (loss)
           on investments--net                                  .11          1.22         (.96)         (.68)         (.67)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .16          1.33         (.80)         (.47)         (.57)
                                                       ------------  ------------  ------------  ------------  ------------
           Less dividends:
               Investment income--net                            --         (.11)         (.31)         (.15)         (.10)
               In excess of investment income--net               --            --            --            --        --++++
                                                       ------------  ------------  ------------  ------------  ------------
           Total dividends                                       --         (.11)         (.31)         (.15)         (.10)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       8.98  $       8.82  $       7.60  $       8.71  $       9.33
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share              1.81%+++        17.52%       (9.20%)       (5.03%)    (5.64%)+++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++++                               1.35%*         1.37%         1.13%          .55%         .57%*
                                                       ============  ============  ============  ============  ============
           Expenses++++++                                    1.35%*         1.37%         1.26%         1.06%        2.19%*
                                                       ============  ============  ============  ============  ============
           Investment income--net                            1.12%*         1.40%         1.99%         2.29%        2.68%*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $      1,424  $      1,558  $      1,042  $      1,519  $      1,476
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 1.07%        13.77%        86.13%        41.29%        21.61%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                  *** Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

                   ++ Commencement of operations.

                 ++++ Amount is less than $(.01) per share.

               ++++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                      Class B
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,     For the Year Ended December 31,        December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001       2000
Per Share Operating Performance

           Net asset value, beginning of period        $       8.79  $       7.58  $       8.69  $       9.32  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment income--net                          .02+++++      .05+++++      .10+++++      .11+++++           .07
           Realized and unrealized gain (loss)
           on investments--net                                  .11          1.21         (.97)         (.64)         (.68)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .13          1.26         (.87)         (.53)         (.61)
                                                       ------------  ------------  ------------  ------------  ------------
           Less dividends:
               Investment income--net                            --         (.05)         (.24)         (.10)         (.07)
               In excess of investment income--net               --            --            --            --        --++++
                                                       ------------  ------------  ------------  ------------  ------------
           Total dividends                                       --         (.05)         (.24)         (.10)         (.07)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       8.92  $       8.79  $       7.58  $       8.69  $       9.32
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share              1.48%+++        16.65%       (9.98%)       (5.70%)    (6.05%)+++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++++                               2.14%*         2.14%         1.91%         1.31%        1.33%*
                                                       ============  ============  ============  ============  ============
           Expenses++++++                                    2.14%*         2.14%         2.03%         1.83%        2.95%*
                                                       ============  ============  ============  ============  ============
           Investment income--net                             .37%*          .58%         1.28%         1.33%        1.81%*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $     13,196  $     12,722  $     10,637  $     13,781  $      8,221
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 1.07%        13.77%        86.13%        41.29%        21.61%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                   ++ Commencement of operations.

                 ++++ Amount is less than $(.01) per share.

               ++++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                      Class C
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,     For the Year Ended December 31,        December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001       2000
Per Share Operating Performance

           Net asset value, beginning of period        $       8.78  $       7.57  $       8.68  $       9.30  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment income--net                          .01+++++      .05+++++      .10+++++      .12+++++           .07
           Realized and unrealized gain (loss)
           on investments--net                                  .12          1.21         (.96)         (.65)         (.70)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .13          1.26         (.86)         (.53)         (.63)
                                                       ------------  ------------  ------------  ------------  ------------
           Less dividends:
               Investment income--net                            --         (.05)         (.25)         (.09)         (.07)
               In excess of investment income--net               --            --            --            --        --++++
                                                       ------------  ------------  ------------  ------------  ------------
           Total dividends                                       --         (.05)         (.25)         (.09)         (.07)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       8.91  $       8.78  $       7.57  $       8.68  $       9.30
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share              1.48%+++        16.63%       (9.97%)       (5.68%)    (6.26%)+++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++++                               2.12%*         2.14%         1.91%         1.31%        1.33%*
                                                       ============  ============  ============  ============  ============
           Expenses++++++                                    2.12%*         2.14%         2.04%         1.82%        2.92%*
                                                       ============  ============  ============  ============  ============
           Investment income--net                             .33%*          .58%         1.27%         1.35%        1.74%*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $     18,250  $     20,567  $     17,000  $     21,731  $     15,376
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 1.07%        13.77%        86.13%        41.29%        21.61%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                   ++ Commencement of operations.

                 ++++ Amount is less than $(.01) per share.

               ++++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                      Class I
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,    For the Year Ended December 31,***      December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001     2000***
Per Share Operating Performance

           Net asset value, beginning of period        $       8.80  $       7.59  $       8.72  $       9.33  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment income--net                          .06+++++      .13+++++      .16+++++      .20+++++           .11
           Realized and unrealized gain (loss)
           on investments--net                                  .12          1.21         (.96)         (.64)         (.67)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .18          1.34         (.80)         (.44)         (.56)
                                                       ------------  ------------  ------------  ------------  ------------
           Less dividends:
               Investment income--net                            --         (.13)         (.33)         (.17)         (.11)
               In excess of investment income--net               --            --            --            --        --++++
                                                       ------------  ------------  ------------  ------------  ------------
           Total dividends                                       --         (.13)         (.33)         (.17)         (.11)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       8.98  $       8.80  $       7.59  $       8.72  $       9.33
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share              2.05%+++        17.67%       (9.04%)       (4.68%)    (5.54%)+++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++++                               1.12%*         1.13%          .79%          .30%         .32%*
                                                       ============  ============  ============  ============  ============
           Expenses++++++                                    1.12%*         1.13%          .94%          .81%        1.92%*
                                                       ============  ============  ============  ============  ============
           Investment income--net                            1.44%*         1.60%         2.00%         2.17%        2.97%*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $     13,691  $     12,407  $      9,775  $     61,401  $      1,379
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 1.07%        13.77%        86.13%        41.29%        21.61%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                  *** Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

                   ++ Commencement of operations.

                 ++++ Amount is less than $(.01) per share.

               ++++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                                     Class R

The following per share data and ratios have been derived                                  For the Six      For the Period
from information provided in the financial statements.                                     Months Ended   October 10, 2003++
                                                                                             June 30,      to December 31,
Increase (Decrease) in Net Asset Value:                                                        2004              2003
Per Share Operating Performance

           Net asset value, beginning of period                                            $       8.77        $       8.42
                                                                                           ------------        ------------
           Investment income--net***                                                                .09                 .06
           Realized and unrealized gain on investments--net                                         .07                 .42
                                                                                           ------------        ------------
           Total from investment operations                                                         .16                 .48
                                                                                           ------------        ------------
           Less dividends from investment income--net                                                --               (.13)
                                                                                           ------------        ------------
           Net asset value, end of period                                                  $       8.93        $       8.77
                                                                                           ============        ============

Total Investment Return**

           Based on net asset value per share                                                  1.82%+++            5.59%+++
                                                                                           ============        ============

Ratios to Average Net Assets

           Expenses++++                                                                          1.62%*              1.40%*
                                                                                           ============        ============
           Investment income--net                                                                 .94%*              2.36%*
                                                                                           ============        ============

Supplemental Data

           Net assets, end of period (in thousands)                                        $        240        $    --+++++
                                                                                           ============        ============
           Portfolio turnover                                                                     1.07%              13.77%
                                                                                           ============        ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                  *** Based on average shares outstanding.

                   ++ Commencement of operations.

                 ++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, this range was from .04% to .17%. The impact of the
                      Underlying Fund's expense ratios on the Fund can vary according to changes in the
                      Underlying Fund's expenses and the investment weighting the Fund has in the Underlying
                      Funds.

                  +++ Aggregate total investment return.

                +++++ Amount is less than $1,000.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                      Class A
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,    For the Year Ended December 31,***      December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001     2000***
Per Share Operating Performance

           Net asset value, beginning of period        $       8.36  $       6.82  $       8.19  $       9.03  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment income--net                          .04+++++      .07+++++      .08+++++      .11+++++           .07
           Realized and unrealized gain (loss)
           on investments--net                                  .18          1.55        (1.37)         (.90)         (.98)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .22          1.62        (1.29)         (.79)         (.91)
                                                       ------------  ------------  ------------  ------------  ------------
           Less dividends from investment income--net            --         (.08)         (.08)         (.05)         (.06)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       8.58  $       8.36  $       6.82  $       8.19  $       9.03
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share              2.63%+++        23.79%      (15.71%)       (8.71%)    (9.07%)+++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++                                 1.18%*         1.24%         1.07%          .33%         .35%*
                                                       ============  ============  ============  ============  ============
           Expenses++++                                      1.18%*         1.24%         1.28%         1.15%        1.97%*
                                                       ============  ============  ============  ============  ============
           Investment income--net                             .87%*         1.04%         1.04%         1.36%        1.46%*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $      2,197  $      1,490  $        814  $      1,275  $      1,545
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 2.70%         9.13%        96.44%        50.96%        23.01%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                  *** Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

                   ++ Commencement of operations.

                 ++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                      Class B
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,     For the Year Ended December 31,        December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001       2000
Per Share Operating Performance

           Net asset value, beginning of period        $       8.36  $       6.82  $       8.17  $       9.02  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment income (loss)--net             --++++++++++++   .01++++++++   .02++++++++   .04++++++++           .04
           Realized and unrealized gain (loss)
           on investments--net                                  .19          1.55        (1.35)         (.89)         (.99)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .19          1.56        (1.33)         (.85)         (.95)
                                                       ------------  ------------  ------------  ------------  ------------
           Less dividends from investment income--net            --         (.02)         (.02)        --++++         (.03)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       8.55  $       8.36  $       6.82  $       8.17  $       9.02
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share            2.27%+++++        22.84%      (16.34%)       (9.42%)  (9.53%)+++++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++++                               1.95%*         2.02%         1.83%         1.09%        1.10%*
                                                       ============  ============  ============  ============  ============
           Expenses++++++                                    1.95%*         2.02%         2.04%         1.92%        2.73%*
                                                       ============  ============  ============  ============  ============
           Investment income (loss)--net                    --%*+++          .18%          .24%          .51%         .72%*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $     11,425  $     10,791  $      9,341  $     14,015  $     11,547
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 2.70%         9.13%        96.44%        50.96%        23.01%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                   ++ Commencement of operations.

                 ++++ Amount is less than $(.01) per share.

               ++++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Amount is less than (.01%).

                +++++ Aggregate total investment return.

             ++++++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                      Class C
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,     For the Year Ended December 31,        December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001       2000
Per Share Operating Performance

           Net asset value, beginning of period        $       8.34  $       6.81  $       8.16  $       9.02  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment income (loss)--net                --+++++++++      .01+++++      .02+++++      .04+++++           .03
           Realized and unrealized gain (loss)
           on investments--net                                  .19          1.54        (1.35)         (.90)         (.98)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .19          1.55        (1.33)         (.86)         (.95)
                                                       ------------  ------------  ------------  ------------  ------------
           Less dividends from investment income--net            --         (.02)         (.02)        --++++         (.03)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       8.53  $       8.34  $       6.81  $       8.16  $       9.02
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share              2.28%+++        22.79%      (16.26%)       (9.50%)    (9.48%)+++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++++                               1.95%*         2.02%         1.86%         1.10%        1.10%*
                                                       ============  ============  ============  ============  ============
           Expenses++++++                                    1.95%*         2.02%         2.05%         1.92%        2.72%*
                                                       ============  ============  ============  ============  ============
           Investment income (loss)--net                    (.02%)*          .20%          .29%          .44%         .64%*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $     23,114  $     23,374  $     18,852  $     24,421  $     15,764
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 2.70%         9.13%        96.44%        50.96%        23.01%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                   ++ Commencement of operations.

                 ++++ Amount is less than $(.01) per share.

               ++++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                      Class I
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,    For the Year Ended December 31,***      December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001     2000***
Per Share Operating Performance

           Net asset value, beginning of period        $       8.36  $       6.81  $       8.18  $       9.03  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment income--net                          .04+++++      .09+++++      .10+++++      .07+++++           .06
           Realized and unrealized gain (loss)
           on investments--net                                  .19          1.56        (1.37)         (.84)         (.96)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .23          1.65        (1.27)         (.77)         (.90)
                                                       ------------  ------------  ------------  ------------  ------------
           Less dividends from investment income--net            --         (.10)         (.10)         (.08)         (.07)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       8.59  $       8.36  $       6.81  $       8.18  $       9.03
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share              2.75%+++        24.19%      (15.59%)       (8.57%)    (8.94%)+++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++                                  .93%*         1.00%          .83%          .08%         .09%*
                                                       ============  ============  ============  ============  ============
           Expenses++++                                       .93%*         1.00%         1.03%          .93%        1.71%*
                                                       ============  ============  ============  ============  ============
           Investment income--net                             .99%*         1.22%         1.28%          .93%        1.71%*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $     40,069  $     39,886  $     31,452  $     42,512  $      2,538
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 2.70%         9.13%        96.44%        50.96%        23.01%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                  *** Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

                   ++ Commencement of operations.

                 ++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                                     Class R

The following per share data and ratios have been derived                                  For the Six      For the Period
from information provided in the financial statements.                                     Months Ended   October 10, 2003++
                                                                                             June 30,      to December 31,
Increase (Decrease) in Net Asset Value:                                                        2004              2003
Per Share Operating Performance

           Net asset value, beginning of period                                            $       8.35        $       7.89
                                                                                           ------------        ------------
           Investment income--net***                                                                .10                 .04
           Realized and unrealized gain on investments--net                                         .15                 .52
                                                                                           ------------        ------------
           Total from investment operations                                                         .25                 .56
                                                                                           ------------        ------------
           Less dividends from investment income--net                                                --               (.10)
                                                                                           ------------        ------------
           Net asset value, end of period                                                  $       8.60        $       8.35
                                                                                           ============        ============

Total Investment Return**

           Based on net asset value per share                                                  2.99%+++            6.93%+++
                                                                                           ============        ============

Ratios to Average Net Assets

           Expenses++++                                                                          1.43%*              1.40%*
                                                                                           ============        ============
           Investment income--net                                                                 .49%*              1.67%*
                                                                                           ============        ============

Supplemental Data

           Net assets, end of period (in thousands)                                        $    --+++++        $    --+++++
                                                                                           ============        ============
           Portfolio turnover                                                                     2.70%               9.13%
                                                                                           ============        ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                  *** Based on average shares outstanding.

                   ++ Commencement of operations.

                 ++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended.
                      As of December 31, 2003, this range was from .04% to .17%. The impact of the Underlying
                      Fund's expense ratios on the Fund can vary according to changes in the Underlying Fund's expenses and the investment weighting the Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Amount is less than $1,000.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                      Class A
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,    For the Year Ended December 31,***      December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001     2000***
Per Share Operating Performance

           Net asset value, beginning of period        $       7.76  $       5.97  $       7.68  $       8.81  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment income (loss)--net                   .02+++++      .02+++++  --+++++++++++  --+++++++++           .01
           Realized and unrealized gain (loss)
           on investments--net                                  .23          1.77        (1.71)        (1.13)        (1.20)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .25          1.79        (1.71)        (1.13)        (1.19)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       8.01  $       7.76  $       5.97  $       7.68  $       8.81
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share              3.22%+++        29.98%      (22.27%)      (12.83%)   (11.90%)+++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++++++                             1.34%*         1.41%         1.11%          .23%         .24%*
                                                       ============  ============  ============  ============  ============
           Expenses++++++++                                  1.34%*         1.41%         1.42%         1.28%        1.50%*
                                                       ============  ============  ============  ============  ============
           Investment income (loss)--net                      .43%*          .25%          .01%        (.05%)         .35%*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $      1,052  $        700  $        805  $      1,668  $      3,860
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 5.79%         5.28%       118.72%        49.26%        46.57%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                  *** Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

                   ++ Commencement of operations.

                 ++++ Amount is less than $(.01) per share.

               ++++++ Amount is less than $.01 per share.

             ++++++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                      Class B
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,     For the Year Ended December 31,        December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001       2000
Per Share Operating Performance

           Net asset value, beginning of period        $       7.55  $       5.85  $       7.58  $       8.77  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment loss--net                          (.02)+++++    (.03)+++++    (.05)+++++    (.07)+++++         (.02)
           Realized and unrealized gain (loss)
           on investments--net                                  .23          1.73        (1.68)        (1.12)        (1.21)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .21          1.70        (1.73)        (1.19)        (1.23)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       7.76  $       7.55  $       5.85  $       7.58  $       8.77
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share              2.78%+++        29.06%      (22.82%)      (13.57%)   (12.30%)+++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++                                 2.10%*         2.19%         1.93%         1.00%        1.00%*
                                                       ============  ============  ============  ============  ============
           Expenses++++                                      2.10%*         2.19%         2.21%         2.04%        2.25%*
                                                       ============  ============  ============  ============  ============
           Investment loss--net                             (.56%)*        (.50%)        (.73%)        (.83%)       (.42%)*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $     13,820  $     14,717  $     14,067 $      22,676  $     24,148
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 5.79%         5.28%       118.72%        49.26%        46.57%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                   ++ Commencement of operations.

                 ++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                      Class C
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,     For the Year Ended December 31,        December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001       2000
Per Share Operating Performance

           Net asset value, beginning of period        $       7.55  $       5.85  $       7.58  $       8.77  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment loss--net                          (.02)+++++    (.03)+++++    (.05)+++++    (.07)+++++         (.02)
           Realized and unrealized gain (loss)
           on investments--net                                  .23          1.73        (1.68)        (1.12)        (1.21)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .21          1.70        (1.73)        (1.19)        (1.23)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       7.76  $       7.55  $       5.85  $       7.58  $       8.77
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share              2.78%+++        29.06%      (22.82%)      (13.57%)   (12.30%)+++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++                                 2.10%*         2.19%         1.95%         1.01%        1.00%*
                                                       ============  ============  ============  ============  ============
           Expenses++++                                      2.10%*         2.19%         2.23%         2.05%        2.26%*
                                                       ============  ============  ============  ============  ============
           Investment loss--net                             (.56%)*        (.50%)        (.73%)        (.84%)       (.44%)*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $     18,836  $     20,080  $     18,327 $      28,625  $     26,943
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 5.79%         5.28%       118.72%        49.26%        46.57%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                   ++ Commencement of operations.

                 ++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                      Class I
The following per share data and ratios
have been derived from information                     For the Six                                          For the Period
provided in the financial statements.                  Months Ended                                       June 2, 2000++ to
                                                         June 30,    For the Year Ended December 31,***      December 31,
Increase (Decrease) in Net Asset Value:                    2004          2003           2002          2001     2000***
Per Share Operating Performance

           Net asset value, beginning of period        $       7.83  $       6.00  $       7.70  $       8.82  $      10.00
                                                       ------------  ------------  ------------  ------------  ------------
           Investment income--net                          .02+++++      .04+++++      .02+++++      .01+++++           .02
           Realized and unrealized gain (loss)
           on investments--net                                  .24          1.79        (1.72)        (1.13)        (1.20)
                                                       ------------  ------------  ------------  ------------  ------------
           Total from investment operations                     .26          1.83        (1.70)        (1.12)        (1.18)
                                                       ------------  ------------  ------------  ------------  ------------
           Net asset value, end of period              $       8.09  $       7.83  $       6.00  $       7.70  $       8.82
                                                       ============  ============  ============  ============  ============

Total Investment Return**

           Based on net asset value per share              3.32%+++        30.50%      (21.88%)      (12.70%)   (11.80%)+++
                                                       ============  ============  ============  ============  ============

Ratios to Average Net Assets

           Expenses, net of waiver and
           reimbursement++++                                 1.09%*         1.15%          .93%          .00%         .00%*
                                                       ============  ============  ============  ============  ============
           Expenses++++                                      1.09%*         1.15%         1.20%         1.01%        1.26%*
                                                       ============  ============  ============  ============  ============
           Investment income--net                             .50%*          .57%          .32%          .18%         .53%*
                                                       ============  ============  ============  ============  ============

Supplemental Data

           Net assets, end of period (in thousands)    $     18,283  $     16,068  $     11,135 $      16,057  $      5,406
                                                       ============  ============  ============  ============  ============
           Portfolio turnover                                 5.79%         5.28%       118.72%        49.26%        46.57%
                                                       ============  ============  ============  ============  ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                  *** Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

                   ++ Commencement of operations.

                 ++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000,
                      this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%,
                      respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the
                      Fund has in the Underlying Funds.

                  +++ Aggregate total investment return.

                +++++ Based on average shares outstanding.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004


Financial Highlights (concluded)                                                                            All-Equity Fund

                                                                                                     Class R

The following per share data and ratios have been derived                                 For the Six      For the Period
from information provided in the financial statements.                                    Months Ended  October 10, 2003++++
                                                                                            June 30,      to December 31,
Increase (Decrease) in Net Asset Value:                                                       2004              2003
Per Share Operating Performance

           Net asset value, beginning of period                                            $       7.62        $       7.03
                                                                                           ------------        ------------
           Investment income--net***                                                                .03                 .03
           Realized and unrealized gain on investments--net                                         .22                 .56
                                                                                           ------------        ------------
           Total from investment operations                                                         .25                 .59
                                                                                           ------------        ------------
           Net asset value, end of period                                                  $       7.87        $       7.62
                                                                                           ============        ============

Total Investment Return**

           Based on net asset value per share                                                  3.28%+++            8.39%+++
                                                                                           ============        ============

Ratios to Average Net Assets

           Expenses++++++                                                                        1.59%*              1.54%*
                                                                                           ============        ============
           Investment income--net                                                                --%*++              1.05%*
                                                                                           ============        ============

Supplemental Data

           Net assets, end of period (in thousands)                                        $         76        $    --+++++
                                                                                           ============        ============
           Portfolio turnover                                                                     5.79%               5.28%
                                                                                           ============        ============

                    * Annualized.

                   ** Total investment returns exclude the effect of sales charges.

                  *** Based on average shares outstanding.

                   ++ Amount is less than .01%.

                 ++++ Commencement of operations.

               ++++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent periods ended. As of December 31, 2003, this range was from .04% to .17%. The impact of the
                      Underlying Fund's expense ratios on the Fund can vary according to changes in the
                      Underlying Fund's expenses and the investment weighting the Fund has in the Underlying
                      Funds.

                  +++ Aggregate total investment return.

                +++++ Amount is less than $1,000.

                      See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Notes to Financial Statements


1. Significant Accounting Policies:
Merrill Lynch Strategy Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company consisting of three separate funds: Merrill Lynch Strategy Growth and Income Fund ("Growth and Income Fund"), Merrill Lynch Strategy Long-Term Growth Fund ("Long-Term Growth Fund") and Merrill Lynch Strategy All-Equity Fund ("All-Equity Fund") (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds (the "Underlying Funds"), managed or distributed by Fund Asset Management, L.P. ("FAM"), or one of its affiliates. The equity portion of each Fund is invested in the Master S&P 500 Index Series, Master Mid Cap Index Series, Master Small Cap Index Series and Master International Index Series. The fixed income portion of Growth and Income Fund and Long-Term Growth Fund is invested in the Master Aggregate Bond Index Series. The value of each Fund's investment in the Underlying Funds reflects each Fund's proportionate interest in the net assets of each Underlying Fund. The performance of each Fund is impacted by the performance of the Underlying Funds. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. Each Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Class R Shares are sold only to certain retirement plans. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Each Fund records its investment in the Underlying Funds at fair value. Equity securities that are held by each Fund and the Underlying Funds that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Corporation. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Corporation. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Notes to Financial Statements (continued)


Repurchase agreements are valued at cost plus accrued interest. Each Fund employs pricing services to provide certain security prices for each Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Corporation, including valuations furnished by the pricing services retained by each Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Funds under the general supervision of the Corporation's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Corporation.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Corporation's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Corporation's Board of Directors.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies both to increase the return of each Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--Each Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--Each Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Notes to Financial Statements (continued)


* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Swaps--Each Fund may enter into swap agreements, which are over-the-counter contracts in which each Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

* Short sales--When a Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account. The Fund is required to repay the counterparty any dividends or interest received on the security sold short.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. Each Fund's income also includes each Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Series, less all actual and accrued expenses of each Fund. The Funds record daily their proportionate share of the Underlying Funds' income, expenses and realized and unrealized gains and losses.

(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Each Fund indirectly bears its proportional share of the fees and expenses of the Underlying Funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to each Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

(h) Custodian bank--The All-Equity Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Notes to Financial Statements (continued)


2. Investment Advisory Agreement and Transactions with Affiliates:
The Corporation has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .15% of that Fund's average daily net assets.

The Corporation has also entered into an Administration Agreement with FAM. The Corporation pays a monthly fee at an annual rate of ..35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                              Account
                          Maintenance           Distribution
                                  Fee                    Fee

Class A                          .25%                     --
Class B                          .25%                   .75%
Class C                          .25%                   .75%
Class R                          .25%                   .25%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., provides account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended June 30, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class A and Class I Shares as follows:


                    Growth and      Long-Term
                        Income         Growth     All-Equity
                          Fund           Fund           Fund

Class A:
  FAMD                  $   94        $   512         $    1
  MLPF&S                $  965        $ 7,290         $   18
Class I:
  FAMD                      --        $    18         $    4
  MLPF&S                    --        $   324         $   73


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:


                                  Class B            Class C

Growth and Income Fund            $15,369             $  880
Long-Term Growth Fund             $13,893             $1,861
All-Equity Fund                   $25,529             $  722


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.

For the six months ended June 30, 2004, the Funds reimbursed FAM an aggregate of $1,712 for certain accounting services.

Certain officers and/or directors of the Corporation are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Contributions and withdrawals in the Fund's investment in the Underlying Funds for the six months ended June 30, 2004 were as follows:


                            Contributions        Withdrawals

Growth and Income Fund         $  500,000         $1,600,000
Long-Term Growth Fund          $3,000,000         $2,000,000
All-Equity Fund                $3,000,000         $4,600,000



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Notes to Financial Statements (continued)


Net realized gains (losses) for the six months ended June 30, 2004 and net unrealized appreciation as of June 30, 2004 were as follows:


Growth and                              Realized         Unrealized
Income Fund                       Gains (Losses)       Appreciation

Long-term investments             $       71,498   $         56,729
Swaps                                    (2,349)                 --
Financial futures contracts               58,187                 --
Short sales                                (602)                 --
Foreign currency transactions                833                 --
                                 ---------------   ----------------
Total                            $       127,567   $         56,729
                                 ===============   ================


Long-Term                               Realized         Unrealized
Growth Fund                       Gains (Losses)       Appreciation

Long-term investments            $       167,418   $      5,150,905
Swaps                                    (1,524)                 --
Financial futures contracts              124,089                 --
Short sales                                (390)                 --
Foreign currency transactions              2,847                 --
                                 ---------------   ----------------
Total                             $      292,440   $      5,150,905
                                 ===============   ================


                                        Realized         Unrealized
All-Equity Fund                            Gains       Appreciation

Long-term investments            $       146,281   $      3,468,741
Financial futures contracts              102,946                 --
Foreign currency transactions              3,891                 --
                                 ---------------   ----------------
Total                             $      253,118   $      3,468,741
                                 ===============   ================


As of June 30, 2004, net unrealized appreciation/depreciation and the aggregate cost of investments for federal income tax purposes were as follows:


                         Growth and       Long-Term
                             Income          Growth      All-Equity
                               Fund            Fund            Fund

Gross unrealized
   appreciation        $  1,584,965    $  4,544,352    $  3,003,301
Gross unrealized
   depreciation         (1,941,564)              --       (114,876)
                       ------------    ------------    ------------
Net unrealized
   appreciation/
   depreciation        $  (356,599)    $  4,544,352    $  2,888,425
                       ============    ============    ============
Aggregate cost of
   investments         $ 47,133,294    $ 72,192,693    $ 49,224,197
                       ============    ============    ============


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions for the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:


                                     For the Six            For the
                                    Months Ended         Year Ended
                                        June 30,       December 31,
                                            2004               2003

Growth and Income Fund            $  (1,210,766)      $   2,492,999
Long-Term Growth Fund             $    (666,442)      $   1,602,201
All-Equity Fund                   $  (1,036,194)      $ (4,800,562)


Transactions in capital shares for each class were as follows:


Growth and Income Fund

Class A Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                 16,706   $      149,605
Automatic conversion of shares                 741            6,452
                                     -------------   --------------
Total issued                                17,447          156,057
Shares redeemed                           (35,681)        (318,166)
                                     -------------   --------------
Net decrease                              (18,234)   $    (162,109)
                                     =============   ==============


Growth and Income Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                 69,247   $      549,272
Automatic conversion of shares               1,308           10,289
Shares issued to shareholders
   in reinvestment of dividends              1,392           12,123
                                     -------------   --------------
Total issued                                71,947          571,684
Shares redeemed                           (32,239)        (261,512)
                                     -------------   --------------
Net increase                                39,708   $      310,172
                                     =============   ==============


Growth and Income Fund

Class B Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                186,640   $    1,658,533
Automatic conversion of shares               (745)          (6,452)
Shares redeemed                          (154,021)      (1,365,544)
                                     -------------   --------------
Net increase                                31,874   $      286,537
                                     =============   ==============



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Notes to Financial Statements (continued)


Growth and Income Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                336,612   $    2,758,066
Shares issued to shareholders
   in reinvestment of dividends              6,507           56,484
                                     -------------   --------------
Total issued                               343,119        2,814,550
Automatic conversion of shares             (1,314)         (10,289)
Shares redeemed                          (296,831)      (2,399,049)
                                     -------------   --------------
Net increase                                44,974   $      405,212
                                     =============   ==============


Growth and Income Fund

Class C Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                161,534   $    1,434,422
Shares redeemed                          (456,092)      (4,033,732)
                                     -------------   --------------
Net decrease                             (294,558)   $  (2,599,310)
                                     =============   ==============


Growth and Income Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                493,451   $    3,944,649
Shares issued to shareholders
   in reinvestment of dividends             10,177           88,235
                                     -------------   --------------
Total issued                               503,628        4,032,884
Shares redeemed                          (405,562)      (3,311,148)
                                     -------------   --------------
Net increase                                98,066   $      721,736
                                     =============   ==============


Growth and Income Fund

Class I Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                334,299   $    2,979,991
Shares redeemed                          (219,003)      (1,957,501)
                                     -------------   --------------
Net increase                               115,296   $    1,022,490
                                     =============   ==============


Growth and Income Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                380,279   $    3,116,255
Shares issued to shareholders
   in reinvestment of dividends             19,811          172,155
                                     -------------   --------------
Total issued                               400,090        3,288,410
Shares redeemed                          (278,902)      (2,232,633)
                                     -------------   --------------
Net increase                               121,188   $    1,055,777
                                     =============   ==============


Growth and Income Fund

Class R Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                 26,899   $      241,646
Shares redeemed                                (2)             (20)
                                     -------------   --------------
Net increase                                26,897   $      241,626
                                     =============   ==============


Growth and Income Fund

Class R Shares for the
Period October 10, 2003++                                    Dollar
to December 31, 2003                        Shares           Amount

Shares sold                                     12   $          101
Shares issued to shareholders
   in reinvestment of dividends                --*                1
                                     -------------   --------------
Net increase                                    12   $          102
                                     =============   ==============

++Commencement of operations.

*Amount is less than 1 share.


Long-Term Growth Fund

Class A Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                138,247   $    1,175,983
Automatic conversion of shares               1,339           11,433
                                     -------------   --------------
Total issued                               139,586        1,187,416
Shares redeemed                           (61,819)        (527,337)
                                     -------------   --------------
Net increase                                77,767   $      660,079
                                     =============   ==============


Long-Term Growth Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                114,677   $      877,900
Automatic conversion of shares                 141            1,012
Shares issued to shareholders
   in reinvestment of dividends              1,005            8,250
                                     -------------   --------------
Total issued                               115,823          887,162
Shares redeemed                           (56,987)        (390,970)
                                     -------------   --------------
Net increase                                58,836   $      496,192
                                     =============   ==============



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Notes to Financial Statements (continued)


Long-Term Growth Fund

Class B Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                126,726   $    1,078,018
Automatic conversion of shares             (1,341)         (11,433)
Shares redeemed                           (79,895)        (679,557)
                                     -------------   --------------
Net increase                                45,490   $      387,028
                                     =============   ==============


Long-Term Growth Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                231,616   $    1,739,155
Shares issued to shareholders
   in reinvestment of dividends              2,336           19,199
                                     -------------   --------------
Total issued                               233,952        1,758,354
Automatic conversion of shares               (141)          (1,012)
Shares redeemed                          (312,688)      (2,313,019)
                                     -------------   --------------
Net decrease                              (78,877)   $    (555,677)
                                     =============   ==============


Long-Term Growth Fund

Class C Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                312,412   $    2,643,005
Shares redeemed                          (405,155)      (3,438,654)
                                     -------------   --------------
Net decrease                              (92,743)   $    (795,649)
                                     =============   ==============


Long-Term Growth Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                654,860   $    5,005,779
Shares issued to shareholders
   in reinvestment of dividends              6,017           49,344
                                     -------------   --------------
Total issued                               660,877        5,055,123
Shares redeemed                          (627,815)      (4,596,990)
                                     -------------   --------------
Net increase                                33,062   $      458,133
                                     =============   ==============


Long-Term Growth Fund

Class I Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                557,602   $    4,733,119
Shares redeemed                          (666,128)      (5,651,019)
                                     -------------   --------------
Net decrease                             (108,526)   $    (917,900)
                                     =============   ==============


Long-Term Growth Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                808,533   $    6,005,471
Shares issued to shareholders
   in reinvestment of dividends             54,005          443,383
                                     -------------   --------------
Total issued                               862,538        6,448,854
Shares redeemed                          (706,871)      (5,245,402)
                                     -------------   --------------
Net increase                               155,667   $    1,203,452
                                     =============   ==============


Long-Term Growth Fund

Class R Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                     --               --
Shares redeemed                                 --               --
                                     -------------   --------------
Net increase                                    --               --
                                     =============   ==============


Long-Term Growth Fund

Class R Shares for the
Period October 10, 2003++                                    Dollar
to December 31, 2003                        Shares           Amount

Shares sold                                     13   $          100
Shares issued to shareholders
   in reinvestment of dividends                --*                1
                                     -------------   --------------
Net increase                                    13   $          101
                                     =============   ==============

++Commencement of operations.

*Amount is less than 1 share.


All-Equity Fund

Class A Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                 55,036   $      436,609
Automatic conversion of shares                 152            1,213
                                     -------------   --------------
Total issued                                55,188          437,822
Shares redeemed                           (14,145)        (112,184)
                                     -------------   --------------
Net increase                                41,043   $      325,638
                                     =============   =============


All-Equity Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                 16,362   $      106,081
Automatic conversion of shares                  68              466
                                     -------------   --------------
Total issued                                16,430          106,547
Shares redeemed                           (61,274)        (409,878)
                                     -------------   --------------
Net decrease                              (44,844)   $    (303,331)
                                     =============   ==============



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Notes to Financial Statements (concluded)


All-Equity Fund

Class B Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                 55,210   $      420,975
Automatic conversion of shares               (156)          (1,213)
Shares redeemed                          (223,871)      (1,712,073)
                                     -------------   --------------
Net decrease                             (168,817)   $  (1,292,311)
                                     =============   ==============


All-Equity Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                 95,272   $      620,935
Automatic conversion
   of shares                                  (70)            (466)
Shares redeemed                          (551,563)      (3,463,639)
                                     -------------   --------------
Net decrease                             (456,361)   $  (2,843,170)
                                     =============   ==============


All-Equity Fund

Class C Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                179,480   $    1,383,836
Shares redeemed                          (412,500)      (3,173,515)
                                     -------------   --------------
Net decrease                             (233,020)   $  (1,789,679)
                                     =============   ==============


All-Equity Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                222,870   $    1,432,300
Shares redeemed                          (697,104)      (4,423,091)
                                     -------------   --------------
Net decrease                             (474,234)   $  (2,990,791)
                                     =============   ==============


All-Equity Fund

Class I Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                432,989   $    3,447,856
Shares redeemed                          (225,329)      (1,804,294)
                                     -------------   --------------
Net increase                               207,660   $    1,643,562
                                     =============   ==============


All-Equity Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2003                     Shares           Amount

Shares sold                                512,371   $    3,430,472
Shares redeemed                          (315,289)      (2,093,842)
                                     -------------   --------------
Net increase                               197,082   $    1,336,630
                                     =============   ==============


All-Equity Fund

Class R Shares for the
Six Months Ended                                             Dollar
June 30, 2004                               Shares           Amount

Shares sold                                  9,982   $       78,762
Shares redeemed                              (284)          (2,166)
                                     -------------   --------------
Net increase                                 9,698   $       76,596
                                     =============   ==============


All-Equity Fund

Class R Shares for the
Period October 10, 2003++                                    Dollar
to December 31, 2003                        Shares           Amount

Shares sold                                     14   $          100
                                     -------------   --------------
Net increase                                    14   $          100
                                     =============   ==============

++Commencement of operations.


5. Capital Loss Carryforward:
On December 31, 2003, each Fund had a net capital loss carryfoward as follows: $12,422,923 in the Growth and Income Fund, of which $96,058 expires in 2008, $972,563 expires in 2009, $9,992,600 expires in 2010 and $1,361,702 expires in 2011; $11,891,437 in the
Long-Term Growth Fund, of which $100,450 expires in 2008, $1,183,440 expires in 2009, $10,171,497 expires in 2010 and $436,050 expires in 2011; and $21,035,596 in the All-Equity Fund, of which $159,457 expires in 2008, $3,315,433 expires in 2009, $16,819,783 expires in
2010 and $740,923 expires in 2011. These amounts will be available to offset like amounts of any future taxable gains.


6. Subsequent Event:
The Long-Term Growth Fund paid the following ordinary income dividend on July 27, 2004 to shareholders of record on July 21, 2004.


                                                   Per Share
Class                                                 Amount

Class A                                          $  0.004272
Class B                                          $  0.004272
Class C                                          $  0.004272
Class I                                          $  0.004272
Class R                                          $  0.004272



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



MERRILL LYNCH STRATEGY SERIES, INC., JUNE 30, 2004



Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Strategy Series, Inc.

By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Strategy Series, Inc.


Date: August 13, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Strategy Series, Inc.


Date: August 13, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Strategy Series, Inc.


Date: August 13, 2004